Intangible assets - Deferred acquisition costs and other intangible assets (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	$ 18,604	$ 17,476
Shareholder-backed
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	14,601	14,239
Intangible assets other than goodwill	3,937	3,170
Total of deferred acquisition costs and other intangible assets	18,538	17,409	$ 15,008
Shareholder-backed | PVIF
Deferred acquisition costs and other intangible assets
Intangible assets other than goodwill	34	38
Shareholder-backed | Distribution rights and other intangible assets
Deferred acquisition costs and other intangible assets
Intangible assets other than goodwill	3,903	3,132
Shareholder-backed | Insurance contracts
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	14,567	14,206
Shareholder-backed | Investment contracts
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	34	33
With-profits business
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	$ 66	$ 67